Note 8 - Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]
	December 31, 2014		December 31, 2013

Maturity Date	Amount	Weighted Average Rate	Amount	Weighted Average Rate
2015	8,250,000	0.41%	250,000	4.66%
2018	50,000,000	2.14%	50,000,000	2.14%
2019	2,100,000	4.87%	2,100,000	4.87%
	$60,350,000	2.00%	$52,350,000	2.26%